Financial Instruments and Fair Value Measurements - Additional Information (Detail) - USD ($) shares in Millions	1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 30, 2013	Jul. 31, 2012	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Debt and Financial Instruments [Line Items]
Weighted average probability			22.00%	22.00%		24.00%
Available for sale equity securities other-than-temporary impairment charges				$ 9,000,000
Available for sale equity securities fair value			$ 67,000,000	67,000,000		$ 71,000,000	$ 94,000,000
Cumulative unrealized gains for the available-for-sale debt securities						1,000,000
Equity income recognized from equity method investments				16,000,000	$ 61,000,000	64,000,000
Sold receivables			50,000,000	104,000,000
Cash collections (remitted to the owners of the receivables)			48,000,000	48,000,000
Cash and Cash equivalents			1,328,000,000	1,328,000,000
Available-for-sale debt securities cumulative unrealized gains			1,000,000	1,000,000		1,000,000
Unfunded commitment payments			$ 81,000,000	$ 81,000,000		$ 32,000,000
Minimum
Debt and Financial Instruments [Line Items]
Individual probability			0.00%	0.00%		10.00%
Maximum
Debt and Financial Instruments [Line Items]
Individual probability			0.95%	0.95%		100.00%
Cumulative unrealized gains for the available-for-sale debt securities							$ 1,000,000
AesRx LLC
Debt and Financial Instruments [Line Items]
Gain recognized in other income net related to reduction of contingent payment liabilities for certain milestones				$ 61,000,000
Onconova Therapeutics
Debt and Financial Instruments [Line Items]
Available for sale equity securities other-than-temporary impairment charges						$ 45,000,000
Available for sale equity securities fair value						9,000,000
Onconova Therapeutics | Preferred Stock
Debt and Financial Instruments [Line Items]
Preferred stock, shares acquired		3
Payments to acquire stock		$ 50,000,000
CTI BioPharma Corp. | Upfront payments to collaboration partners
Debt and Financial Instruments [Line Items]
Shares of Common stock acquired	16						16
CTI BioPharma Corp. | Common Stock
Debt and Financial Instruments [Line Items]
Payments to acquire stock	$ 27,000,000						$ 27,000,000
Fair Value, Inputs, Level 2
Debt and Financial Instruments [Line Items]
Money market funds			$ 500,000,000	500,000,000
BRAZIL
Debt and Financial Instruments [Line Items]
Total accounts receivable from certain countries with liquidity issues			219,000,000	219,000,000
Greece, Spain, Portugal and Italy
Debt and Financial Instruments [Line Items]
Total accounts receivable from certain countries with liquidity issues			$ 97,000,000	$ 97,000,000		$ 88,000,000	$ 146,000,000